Financial risk sensitivity analysis	12 Months Ended
Mar. 31, 2019
Financial Instruments [Abstract]
Financial risk sensitivity analysis
Financial risk sensitivity analysis
Interest rate sensitivity
A change in the interest rate at the reporting date of 100 basis points for ZAR denominated instruments would have increased/(decreased) profit or loss before tax by the amounts shown below. A change in the interest rate at the reporting date of 10 basis points for USD denominated instruments is not material. This analysis assumes that all other variables remain constant. The analysis is performed on the same basis for the year ended March 31, 2018.

		March 31, 2019 R’000	March 31, 2018 R’000

ZAR denominated instruments	Increase of 100 basis points	1,803	1,811
	Decrease of 100 basis points	(1,803)	(1,811)

* Amount less than R1,000.
Foreign currency sensitivity
The Group has used a sensitivity analysis technique that measures the estimated change to profit or loss and equity of an instantaneous 5% strengthening or weakening in the functional currency against all other currencies, from the rate applicable at March 31, 2019, for each class of financial instrument with all other variables remaining constant. This analysis is for illustrative purposes only as, in practice, market rates rarely change in isolation.
The Group is exposed mainly to fluctuations in foreign exchange rates in respect of the South African Rand, Australian Dollar, United States Dollar, the British Pound, the Brazilian Real and the Euro. This analysis considers the impact of changes in foreign exchange rates on profit or loss.
A change in the foreign exchange rates to which the Group is exposed at the reporting date would have increased/(decreased) profit before taxation by the amounts shown below. The analysis has been performed on the basis of the change occurring at the end of the reporting period.

		Increase/(decrease) in profit before taxation
	Change in exchange rate %	Result of weakening in functional currency R’000	Result of strengthening in functional currency R’000

2019
Denominated currency: Functional currency
EUR:GBP	5	1,075	(1,075)
USD:GBP	5	242	(242)
USD:ZAR	5	103	(103)
EUR:ZAR	5	33	(33)
GBP:ZAR	5	(5)	5
ZAR:USD	5	(24)	24
EUR:USD	5	119	(119)
USD:AUD	5	39	(39)
AUD:ZAR	5	50	(50)
ZAR:GBP	5	(98)	98
ZAR:AUD	5	(18)	18
USD:BRL	5	(24)	24

2018
Denominated currency: Functional currency
EUR:GBP	5	710	(710)
USD:GBP	5	(149)	149
USD:ZAR	5	814	(814)
EUR:ZAR	5	368	(368)
GBP:ZAR	5	(78)	78
ZAR:USD	5	2	(2)
EUR:USD	5	231	(231)
USD:AUD	5	(33)	33
AUD:ZAR	5	598	(598)
ZAR:GBP	5	(22)	22
USD:BRL	5	(33)	33